UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21949

DWS Dreman Value Income Edge Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2009 (Unaudited)

DWS Dreman Value Income Edge Fund, Inc.

	Shares	Value ($)

Long Positions 101.6%
Common Stocks 14.6%
Consumer Discretionary 1.3%
Automobiles 0.1%
Harley-Davidson, Inc. (a)	15,720	396,144
Hotels Restaurants & Leisure 0.2%
Wyndham Worldwide Corp. (a)	40,400	814,868
Household Durables 0.3%
Newell Rubbermaid, Inc. (a)	31,130	467,261
Whirlpool Corp. (a)	6,560	529,130

		996,391
Internet & Catalog Retail 0.2%
Expedia, Inc.* (a)	24,660	634,009

Media 0.3%
CBS Corp. "B" (a)	43,820	615,671
Meredith Corp. (a)	11,590	357,551
Viacom, Inc. "B"* (a)	11,220	333,571

		1,306,793
Specialty Retail 0.1%
RadioShack Corp. (a)	20,560	400,920
Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc. (a)	11,700	427,401
Consumer Staples 0.1%
Beverages 0.1%
Constellation Brands, Inc. "A"* (a)	13,020	207,409
Food & Staples Retailing 0.0%
SUPERVALU, Inc. (a)	11,700	148,707
Energy 7.8%
Energy Equipment & Services 0.3%
Diamond Offshore Drilling, Inc. (a)	2,890	284,434
ENSCO International PLC (ADR) (a)	6,640	265,202
National-Oilwell Varco, Inc. (a)	5,960	262,776
Noble Corp. (a)	6,940	282,458

		1,094,870
Oil, Gas & Consumable Fuels 7.5%
Apache Corp. (a)	2,860	295,066
ARC Energy Trust (Units)	211,800	4,034,790
Bonavista Energy Trust (Units)	200,000	4,241,200
Crescent Point Energy Corp.	257,548	9,681,229
Devon Energy Corp. (a)	3,780	277,830
El Paso Corp. (a)	28,620	281,335
EOG Resources, Inc. (a)	2,900	282,170
Freehold Royalty Trust (Units)	200,000	2,884,000
NAL Oil & Gas Trust (Units)	344,500	4,525,917
Occidental Petroleum Corp. (a)	3,100	252,185
Pengrowth Energy Trust (Units)	80,000	770,400
Valero Energy Corp. (a)	9,870	165,322

		27,691,444
Financials 2.3%
Capital Markets 0.2%
Ameriprise Financial, Inc. (a)	9,480	368,013
State Street Corp. (a)	7,540	328,292

		696,305
Consumer Finance 0.1%
SLM Corp.* (a)	39,370	443,700
Insurance 1.7%
Aflac, Inc. (a)	11,360	525,400
Allstate Corp. (a)	10,320	310,013
Assurant, Inc. (a)	8,340	245,863
Chubb Corp. (a)	4,560	224,261
Genworth Financial, Inc. "A"* (a)	113,970	1,293,559
Hartford Financial Services Group, Inc. (a)	23,970	557,542
Lincoln National Corp. (a)	18,220	453,314
Loews Corp. (a)	8,490	308,612

MetLife, Inc. (a)	9,790	346,076
Principal Financial Group, Inc. (a)	20,610	495,464
Prudential Financial, Inc. (a)	8,660	430,922
The Travelers Companies, Inc. (a)	4,580	228,359
Torchmark Corp. (a)	7,270	319,516
Unum Group (a)	15,550	303,536

		6,042,437
Real Estate Investment Trusts 0.3%
Host Hotels & Resorts, Inc. (REIT) (a)	37,445	436,983
Simon Property Group, Inc. (REIT) (a)	4,936	393,893
Vornado Realty Trust (REIT) (a)	4,534	317,108

		1,147,984
Health Care 0.8%
Health Care Providers & Services 0.5%
Aetna, Inc. (a)	7,000	221,900
CIGNA Corp. (a)	9,950	350,936
Coventry Health Care, Inc.* (a)	15,880	385,725
Humana, Inc.* (a)	6,660	292,307
UnitedHealth Group, Inc. (a)	8,100	246,888
WellPoint, Inc.* (a)	4,740	276,295

		1,774,051
Health Care Technology 0.1%
IMS Health, Inc. (a)	13,780	290,207
Pharmaceuticals 0.2%
Eli Lilly & Co. (a)	5,530	197,476
Forest Laboratories, Inc.* (a)	8,270	265,550
Merck & Co., Inc. (a)	6,680	244,087
Pfizer, Inc. (a)	11,930	217,007

		924,120
Industrials 1.0%
Aerospace & Defense 0.5%
Boeing Co. (a)	5,060	273,898
General Dynamics Corp. (a)	4,530	308,810
Goodrich Corp. (a)	4,960	318,680
Northrop Grumman Corp. (a)	4,690	261,937
Precision Castparts Corp. (a)	3,170	349,809
Rockwell Collins, Inc. (a)	5,590	309,462

		1,822,596
Commercial Services & Supplies 0.2%
Pitney Bowes, Inc. (a)	8,480	193,005
R.R. Donnelley & Sons Co. (a)	24,910	554,746

		747,751
Machinery 0.1%
Flowserve Corp. (a)	3,210	303,441
Snap-on, Inc. (a)	6,960	294,130

		597,571
Road & Rail 0.2%
CSX Corp. (a)	7,250	351,553
Norfolk Southern Corp. (a)	5,720	299,842

		651,395

Information Technology 0.6%
Communications Equipment 0.1%
Harris Corp. (a)	5,380	255,819
Harris Stratex Networks, Inc. "A"*	1,336	9,232

		265,051
Computers & Peripherals 0.1%
Hewlett-Packard Co. (a)	5,730	295,152
Lexmark International, Inc. "A"* (a)	10,020	260,320

		555,472
Electronic Equipment, Instruments & Components 0.2%
Jabil Circuit, Inc. (a)	45,570	791,551
IT Services 0.1%
Convergys Corp.* (a)	26,050	280,037
Office Electronics 0.1%
Xerox Corp. (a)	32,740	276,980
Materials 0.3%
Containers & Packaging 0.2%
Owens-Illinois, Inc.* (a)	14,560	478,587
Pactiv Corp.* (a)	14,040	338,926

		817,513
Metals & Mining 0.1%
Newmont Mining Corp. (a)	4,470	211,476
Telecommunication Services 0.1%
Diversified Telecommunication Services
CenturyTel, Inc. (a)	7,014	253,977
Utilities 0.3%
Electric Utilities 0.1%
Edison International (a)	6,270	218,071
Pepco Holdings, Inc. (a)	15,070	253,929

		472,000
Independent Power Producers & Energy Traders 0.1%
AES Corp.* (a)	27,340	363,895
Primary Energy Recycling Corp.	122,300	97,059

		460,954
Multi-Utilities 0.1%
Ameren Corp. (a)	8,540	238,693

Total Common Stocks Long Positions (Cost $36,365,330)		53,880,777
Convertible Preferred Stocks 0.7%
Financials
CIT Group, Inc., Series C, 8.75%	225,000	78,750
Fannie Mae, Series 08-1, 8.75% *	1,500,000	2,670,000

Total Convertible Preferred Stocks (Cost $86,250,000)		2,748,750
	Principal Amount ($)	Value ($)

Corporate Bonds 75.1%
Consumer Discretionary 23.4%
ArvinMeritor, Inc., 8.125%, 9/15/2015	13,000,000	12,415,000
H&E Equipment Services, Inc., 8.375%, 7/15/2016	20,000,000	20,025,000
Hertz Corp., 10.5%, 1/1/2016	20,000,000	21,350,000

Neiman Marcus Group, Inc., 9.0%, 10/15/2015 (PIK)	16,123,808	15,761,022
United Rentals North America, Inc., 7.75%, 11/15/2013	18,000,000	16,920,000

		86,471,022
Consumer Staples 8.3%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016	21,250,000	22,312,500
Rite Aid Corp., 8.625%, 3/1/2015	9,900,000	8,613,000

		30,925,500
Energy 15.1%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014	25,955,000	24,787,025
Atlas Pipeline Partners LP, 8.75%, 6/15/2018	2,000,000	1,770,000
Clayton Williams Energy, Inc., 7.75%, 8/1/2013	13,973,000	12,296,240
Connacher Oil & Gas Ltd., 144A, 10.25%, 12/15/2015	5,000,000	4,575,000
Dynegy Holdings, Inc., 7.75%, 6/1/2019	13,000,000	11,277,500
Key Energy Services, Inc., 8.375%, 12/1/2014	1,000,000	1,002,500

		55,708,265
Financials 9.6%
Compton Petroleum Finance Corp., 7.625%, 12/1/2013	27,751,000	22,131,423
DJO Finance LLC, 10.875%, 11/15/2014	8,400,000	8,862,000
Umbrella Acquisition, Inc., 144A, 9.75%, 3/15/2015 (PIK)	5,000,000	4,381,250

		35,374,673
Health Care 3.8%
Bausch & Lomb, Inc., 9.875%, 11/1/2015	2,000,000	2,110,000
HCA, Inc., 9.25%, 11/15/2016	6,500,000	6,979,375
Health Net, Inc., 6.375%, 6/1/2017	5,550,000	4,967,250

		14,056,625
Industrials 6.7%
Casella Waste Systems, Inc., 9.75%, 2/1/2013	17,740,000	17,518,250
United Rentals North America, Inc., 9.25%, 12/15/2019	7,000,000	7,227,500

		24,745,750
Information Technology 3.0%
First Data Corp., 9.875%, 9/24/2015	7,000,000	6,527,500
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	5,000,000	4,587,500

		11,115,000
Materials 2.1%
Union Carbide Corp., 7.75%, 10/1/2096	10,000,000	7,670,580
Telecommunication Services 0.5%
Intelsat Ltd., 6.5%, 11/1/2013	2,000,000	1,875,000
Utilities 2.6%
Texas Competitive Electric Holdings Co., LLC, Series B, 10.25%, 11/1/2015	12,000,000	9,720,000

Total Corporate Bonds (Cost $289,251,587)		277,662,415
Loan Participations and Assignments 7.6%
Senior Loans**
Bausch & Lomb, Inc.:
Term Delayed Draw, 3.501%, 4/26/2015	1,784,023	1,699,835
Term Loan, 3.501%, 4/26/2015	7,346,439	6,999,760
First Data Corp., Term Loan, 3.001%, 9/24/2014	12,393,535	11,013,081
TXU Corp., Term Loan, 3.751%, 10/10/2014	10,463,232	8,524,291

Total Loan Participations and Assignments (Cost $31,492,173)		28,236,967

Subordinated Income Notes 0.0%

Preferred Term Securities XVI Ltd., 144A, Income Note, Zero Coupon, 3/23/2035 *	3,900,000	0
Preferred Term Securities XVII Ltd., 144A, Income Note, Zero Coupon, 6/23/2035 *	3,750,000	0
Preferred Term Securities XVIII Ltd., 144A, Income Note, Zero Coupon, 9/23/2035 *	3,750,000	0
Preferred Term Securities XIX Ltd., 144A, Income Note, Zero Coupon, 12/22/2035 *	2,500,000	2,750
Preferred Term Securities XXI Ltd., 144A, Income Note, Zero Coupon, 3/22/2038 *	3,750,000	0
Preferred Term Securities XXIII Ltd., 144A, Income Note, Zero Coupon, 12/22/2036 *	3,750,000	375
Preferred Term Securities XXIV Ltd., 144A, Income Note, Zero Coupon, 3/22/2037 *	7,500,000	0

Total Subordinated Income Notes (Cost $23,162,136)		3,125
	Shares	Value ($)

Cash Equivalents 3.6%
Central Cash Management Fund, 0.14% (b) (Cost $13,206,822)	13,206,822	13,206,822
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $479,728,048) †	101.6	375,738,856
Other Assets and Liabilities, Net	8.8	32,465,942
Notes Payable	(4.1)	(15,000,000)
Securities Sold Short	(6.3)	(23,322,573)

Net Assets	100.0	369,882,225
†

The cost for federal income tax purposes was $480,335,333. At December 31, 2009, net unrealized depreciation for all securities based on tax cost was $104,596,477. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,699,110 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $128,295,587.

	Shares	Value ($)

Common Stocks Sold Short 6.3%
Consumer Discretionary 0.7%
Auto Components 0.1%
Goodyear Tire & Rubber Co.	32,530	458,673
Johnson Controls, Inc.	18,180	495,223

		953,896
Hotels Restaurants & Leisure 0.1%
Marriott International, Inc. "A"	11,261	306,870
Household Durables 0.1%
Leggett & Platt, Inc.	14,470	295,188
Internet & Catalog Retail 0.1%
Amazon.com, Inc.	2,530	340,336
Media 0.1%
Washington Post Co. "B"	500	219,800
Multiline Retail 0.1%
Sears Holdings Corp.	4,330	361,338
Specialty Retail 0.1%
Bed Bath & Beyond, Inc.	7,540	291,270
Consumer Staples 0.3%
Food & Staples Retailing 0.1%
Costco Wholesale Corp.	4,160	246,147

Food Products 0.1%
The Hershey Co.	5,380	192,550
Tyson Foods, Inc. "A"	18,610	228,345

		420,895
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	7,950	384,462
Energy 0.3%
Oil, Gas & Consumable Fuels
Hess Corp.	2,850	172,425
Murphy Oil Corp.	3,920	212,464
Noble Energy, Inc.	3,660	260,665
Range Resources Corp.	4,560	227,316
Southwestern Energy Co.	6,340	305,588

		1,178,458
Financials 0.8%
Capital Markets 0.5%
Charles Schwab Corp.	12,470	234,685
Franklin Resources, Inc.	3,590	378,206
Invesco Ltd.	13,820	324,632
Janus Capital Group, Inc.	33,870	455,552
Northern Trust Corp.	2,990	156,676
T. Rowe Price Group, Inc.	6,780	361,035

		1,910,786
Consumer Finance 0.1%
Capital One Financial Corp.	13,700	525,258
Diversified Financial Services 0.1%
IntercontinentalExchange, Inc.	2,620	294,226
Real Estate Investment Trusts 0.1%
Plum Creek Timber Co., Inc. (REIT)	6,540	246,951
Health Care 0.5%
Biotechnology 0.1%
Celgene Corp.	3,690	205,459
Gilead Sciences, Inc.	3,900	168,792

		374,251
Health Care Equipment & Supplies 0.1%
Intuitive Surgical, Inc.	1,680	509,578
Health Care Providers & Services 0.1%
Medco Health Solutions, Inc.	4,390	280,565
Life Sciences Tools & Services 0.1%
Millipore Corp.	3,190	230,796
Pharmaceuticals 0.1%
Allergan, Inc.	4,250	267,793
Industrials 0.5%
Air Freight & Logistics 0.1%
C.H. Robinson Worldwide, Inc.	4,080	239,619
Expeditors International of Washington, Inc.	6,610	229,565
United Parcel Service, Inc. "B"	4,000	229,480

		698,664
Commercial Services & Supplies 0.1%
Iron Mountain, Inc.	8,740	198,922

Stericycle, Inc.	3,540	195,302

		394,224
Machinery 0.1%
PACCAR, Inc.	7,360	266,947
Professional Services 0.1%
Robert Half International, Inc.	10,620	283,873
Trading Companies & Distributors 0.1%
Fastenal Co.	5,750	239,430
Information Technology 1.9%
Communications Equipment 0.3%
JDS Uniphase Corp.	60,730	501,023
Juniper Networks, Inc.	11,730	312,839
QUALCOMM, Inc.	4,790	221,585
Tellabs, Inc.	42,210	239,753

		1,275,200
Computers & Peripherals 0.1%
Apple, Inc.	1,800	379,548
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.	14,570	281,347
Molex, Inc.	14,560	313,768
Tyco Electronics Ltd.	18,960	465,468

		1,060,583
Internet Software & Services 0.2%
Google, Inc. "A"	530	328,589
VeriSign, Inc.	8,520	206,525
Yahoo!, Inc.	12,840	215,455

		750,569
IT Services 0.1%
MasterCard, Inc. "A"	1,120	286,697
Paychex, Inc.	7,620	233,477

		520,174
Semiconductors & Semiconductor Equipment 0.6%
Altera Corp.	10,000	226,300
Analog Devices, Inc.	8,670	273,799
Broadcom Corp. "A"	9,070	285,251
Intel Corp.	11,880	242,352
Linear Technology Corp.	7,550	230,577
MEMC Electronic Materials, Inc.	11,090	151,046
Microchip Technology, Inc.	8,450	245,557
Texas Instruments, Inc.	10,650	277,539
Xilinx, Inc.	9,010	225,791

		2,158,212
Software 0.3%
Autodesk, Inc.	13,670	347,354
Electronic Arts, Inc.	9,780	173,595
Salesforce.com, Inc.	5,240	386,555

		907,504
Materials 1.1%
Chemicals 0.4%
Dow Chemical Co.	23,840	658,699
Ecolab, Inc.	5,490	244,744
Monsanto Co.	2,180	178,215

Praxair, Inc.	2,750	220,853

		1,302,511
Metals & Mining 0.4%
AK Steel Holding Corp.	27,300	582,855
Freeport-McMoRan Copper & Gold, Inc.	4,600	369,334
United States Steel Corp.	9,350	515,372

		1,467,561
Paper & Forest Products 0.3%
International Paper Co.	27,640	740,199
MeadWestvaco Corp.	18,100	518,203

		1,258,402
Telecommunication Services 0.1%
Wireless Telecommunication Services
American Tower Corp. "A"	6,020	260,124
Utilities 0.1%
Electric Utilities 0.0%
PPL Corp.	6,780	219,062
Gas Utilities 0.1%
EQT Corp.	5,490	241,121

Total Common Stocks Sold Short (Proceeds $13,288,611)		23,322,573

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2009.

(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

At December 31, 2009, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 Index	USD	3/18/2010	72	19,992,600	358,005

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(c)	$56,550,777	$—	$78,750	$56,629,527
Fixed Income(c)
Corporate Bonds	—	277,662,415	—	277,662,415
Loan Participation and Assignments	—	28,236,967	—	28,236,967
Subordinated Income Notes	—	—	3,125	3,125
Short-Term Investments	13,206,822	—	—	13,206,822
Derivatives(d)	358,005	—	—	358,005
Total	$ 70,115,604	$305,899,382	$81,875	$376,096,861

Liabilities
Investments Sold Short, at Value(c)	$(23,322,573)	$—	$—	$(23,322,573)
Total	$(23,322,573)	$—	$—	$(23,322,573)
(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining values:

	Convertible Preferred Stock	Subordinated Income Notes	Total
Balance as of September 30, 2009	$—	$76,390	$76,390
Realized gains (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(1,314,000)	(73,265)	(1,387,265)
Amortization premium/ discount	—	—	—
Net purchases (sales)	—	—	—
Net transfers in (out) of Level 3	1,392,750	—	1,392,750
Balance as of December 31, 2009	$78,750	$3,125	$81,875
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2009	$(1,314,000)	$(73,265)	$(1,387,265)

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$358,005

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Value Income Edge Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Value Income Edge Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 25, 2010